Shareholder Fees - EIC Value Fund	Sep. 01, 2025
EIC Value Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	100.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
EIC Value Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	100.00%	[2]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
EIC Value Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)

[1]	A 1.00% contingent deferred sales charge (“CDSC”) may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker-dealer was not paid a commission.
[2]	A 1.00% CDSC will be assessed when Class C shares are redeemed within 18 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase.